Schedule of Investments (unaudited)	iShares® MSCI Spain ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 29.3%
Banco Bilbao Vizcaya Argentaria SA	10,754,716	$57,017,427
Banco Santander SA	27,538,655	85,624,599
CaixaBank SA	9,378,856	24,214,972
		166,856,998

Biotechnology — 2.6%
Grifols SA	812,583	14,588,150

Construction & Engineering — 7.5%
ACS Actividades de Construccion y Servicios SA	658,333	15,777,605
Ferrovial SA	962,889	26,811,068
		42,588,673

Diversified Telecommunication Services — 9.7%
Cellnex Telecom SA(a)	472,083	27,841,531
Telefonica SA	6,117,581	27,755,694
		55,597,225

Electric Utilities — 25.6%
Endesa SA	869,457	19,558,335
Iberdrola SA	9,664,342	108,551,167
Red Electrica Corp. SA	835,610	17,761,691
		145,871,193

Electrical Equipment — 3.1%
Siemens Gamesa Renewable Energy SA(b)	659,104	17,594,970

Gas Utilities — 4.9%
Enagas SA	485,737	11,082,498
Naturgy Energy Group SA(c)	604,260	16,670,255
		27,752,753

IT Services — 4.3%
Amadeus IT Group SA(b)	383,721	24,567,977

Oil, Gas & Consumable Fuels — 4.6%
Repsol SA	2,400,715	26,527,852
Security	Shares	Value

Specialty Retail — 4.2%
Industria de Diseno Textil SA	759,034	$23,993,598

Transportation Infrastructure — 4.1%
Aena SME SA(a)(b)	159,932	23,488,554

Total Common Stocks — 99.9%
(Cost: $756,936,745)		569,427,943

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	968,850	969,238
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	3,120,000	3,120,000
		4,089,238

Total Short-Term Investments — 0.7%
(Cost: $4,089,238)		4,089,238

Total Investments in Securities — 100.6%
(Cost: $761,025,983)		573,517,181

Other Assets, Less Liabilities — (0.6)%		(3,416,159)

Net Assets — 100.0%		$570,101,022

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$970,065	(a)	$—		$(827)	$—	$969,238	968,850	$226,980	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,290,000	—		(170,000	)(a)	—	—	3,120,000	3,120,000	42		—
						$(827)	$—	$4,089,238		$227,022		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index.	6	12/17/21	$566	$(23,812)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$142,697,652	$426,730,291	$—	$569,427,943
Money Market Funds	4,089,238	—	—	4,089,238
	$146,786,890	$426,730,291	$—	$573,517,181
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(23,812)	$—	$(23,812)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2